Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	72,400,000	72,400,000	14,572,650
Common stock, shares issued (in shares)	21,377,828	18,946,567	14,572,650
Common stock, shares outstanding (in shares)	21,377,828	18,946,567	14,572,650
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	21,377,828	18,946,567	14,572,650
Common stock, shares authorized (in shares)	72,400,000	72,400,000	14,572,650
Common stock, shares issued (in shares)	21,377,828	18,946,567	14,572,650
Kalera AS
Statement of Financial Position [Abstract]
Common stock, shares authorized (in shares)		18,946,567
Common stock, shares authorized (in shares)		18,946,567